Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
20.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$32,562	$32,562	$42,277	$42,277
Restricted cash	169	169	562	562
Short-term investments	93,016	93,016	68,728	68,728
Long-term investments in available-for-sale securities	791	791	5,106	5,106

The carrying amounts of cash and cash equivalents and restricted cash reported in the consolidated balance sheets approximate their estimated fair values.  The fair values of short-term investments and long-term investments in available-for-sale securities are based on quoted market prices.

Long-term investments, except for investments in available-for-sale securities, are in privately-held companies where there is no readily determinable market value and are recorded using the cost method.  Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented.  The Company periodically evaluates these investments for impairment.  If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.